Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.28

Rating Agency Exceptions Report: XXX
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	KBRA	Fitch	Moody's	S&P	KBRA	Fitch	Moody's	S&P	Grade
2025130525	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX												A	A	A	A
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